INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF EFFECTIVE INCOME TAX EXPENSE

	Year ended December 31, 2021	Year ended December 31, 2020
Loss before income tax	$(40,148)	$(5,936)
Statutory tax rate	23%	23%
Income tax benefit (expense) at the statutory tax rate	9,234	1,365
Expenses not recognized for tax purposes	(9,234)	(876)
Recognition/Derecognition of deferred tax assets which were not recognized on prior periods	(142)	(506)
Income tax expense	$(142)	$(17)

SCHEDULE OF INCOME TAX EXPENSE
	Year ended	Year ended
	December 31, 2021	December 31, 2020

Current	$-	$10
Prior year taxes	142	-
Deferred taxes, net	-	7
Total	$142	$17